UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND JULY 31, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%†

	Shares	Value

COMMUNICATION SERVICES — 59.8%
Alphabet, Cl A *	64	$77,965
Alphabet, Cl C *	64	77,867
AT&T	2,350	80,017
CBS, Cl B	1,590	81,901
Comcast, Cl A	790	34,105
Electronic Arts *	1,180	109,150
Facebook, Cl A *	430	83,519
Lions Gate Entertainment, Cl A	5,200	67,132
NetEase ADR	260	60,013
Snap, Cl A *	5,390	90,552
Telephone & Data Systems	1,600	51,744
Ubisoft Entertainment ADR *	4,020	66,129
Verizon Communications	1,410	77,931
Viacom, Cl B	2,300	69,805

		1,027,830

COSNSUMER DISCRETIONARY — 7.5%
Alibaba Group Holding ADR *	740	128,101

INFORMATION TECHNOLOGY — 30.0%
BlackBerry *	4,620	33,726
Lumentum Holdings *	1,510	85,511
Microsoft	550	74,949
NVIDIA	520	87,734
Oracle	1,350	76,005
Qorvo *	350	25,652
Skyworks Solutions	310	26,437
Taiwan Semiconductor Manufacturing ADR	1,700	72,471
Visa, Cl A	190	33,820

		516,305

Total Common Stock (Cost $1,658,568)		1,672,236

Total Investments — 97.3% (Cost $1,658,568)		$1,672,236

Percentages are based on Net Assets of $1,718,069.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.

ADR - American Depository Rate

Cl - Class

As of July 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-003-0400

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND JULY 31, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.2%†

	Shares	Value

COMMUNICATION SERVICES — 7.7%
AMC Networks, Cl A *	1,518	$81,031
Cars.com *	4,401	83,619
EW Scripps, Cl A	3,261	49,991
MSG Networks *	3,359	63,787

		278,428

CONSUMER DISCRETIONARY — 8.8%
AutoNation *	881	42,887
Gentherm *	1,339	54,778
Malibu Boats, Cl A *	1,729	52,095
Michaels *	4,867	33,436
Sportsman’s Warehouse Holdings *	9,804	44,020
Winnebago Industries	2,202	88,741

		315,957

ENERGY — 3.6%
World Fuel Services	3,312	129,301

FINANCIALS — 25.1%
Argo Group International Holdings	874	59,816
Axis Capital Holdings	2,189	139,374
Bank OZK	1,909	58,377
Bridgewater Bancshares *	5,844	69,660
Donnelley Financial Solutions *	8,029	109,435
FirstCash	447	44,986
GAIN Capital Holdings	9,917	42,246
Green Dot, Cl A *	901	45,672
Home BancShares	3,179	62,531
Investors Bancorp	4,933	56,039
Kearny Financial	2,230	29,771
Northrim BanCorp	1,285	50,076
TCF Financial	3,065	65,530
Virtus Investment Partners	666	71,369

		904,882

HEALTH CARE — 7.4%
Cambrex *	1,189	52,078
ICON *	250	39,043
Myriad Genetics *	2,103	61,281
Syneos Health, Cl A *	2,210	112,909

		265,311

INDUSTRIALS — 14.9%
AAR	2,358	98,706
AECOM *	1,602	57,592
Air Lease, Cl A	2,943	122,988
JELD-WEN Holding *	2,328	51,007
Lydall *	1,930	45,548
PGT Innovations *	4,477	72,169
Universal Forest Products	1,344	54,338
WESCO International *	719	36,482

		538,830

INFORMATION TECHNOLOGY — 19.0%
ACI Worldwide *	2,788	93,565

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Advanced Energy Industries *	809	$47,245
Cardtronics *	1,282	36,511
Cirrus Logic *	1,060	51,993
Coherent *	318	44,154
CoreLogic *	2,017	91,915
Euronet Worldwide *	352	54,880
NCR *	3,693	124,861
Sabre	3,995	93,923
SolarEdge Technologies *	720	46,966

		686,013

MATERIALS — 5.7%
Owens-Illinois	3,599	61,075
Schweitzer-Mauduit International	2,520	86,764
Worthington Industries	1,437	57,796

		205,635

REAL ESTATE — 2.0%
GEO Group	4,030	71,774

Total Common Stock (Cost $3,355,448)		3,396,131

Total Investments — 94.2% (Cost $3,355,448)		$3,396,131

Percentages are based on Net Assets of $3,604,429.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.

Cl - Class

As of July 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-004-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019